Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Receivables [Abstract]
Balance at the beginning of the year	$ 151,347	$ 109,117
(Reversal of) Provision for doubtful accounts	(65,076)	134,021
Write off of doubtful accounts		(93,767)
Foreign currency translation adjustments	(4,526)	1,976
Balance at the end of the year	$ 81,745	$ 151,347